TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of prepaid income taxes

	2021	2022
The Company - Corporate income tax	500	19
Subsidiaries - Corporate income tax	662	581
Total	1,162	600
Current portion	(297)	(332)
Non-current portion (Note 14)	865	268

Schedule of prepaid other taxes

	2021	2022
The Company:
VAT	1,004	155
Article 21 - Individual income tax	—	3
Article 22 - Withholding tax on goods delivery and imports	—	1
Article 23 - Withholding tax on service delivery	81	97
Subsidiaries:
VAT	2,635	1,561
Article 4(2) - Final tax	5	24
Article 23 - Withholding tax on service delivery	36	24
Total	3,761	1,865
Current portion	(2,537)	(1,512)
Non-current portion (Note 14)	1,224	353

Schedule of current income tax liabilities

	2021	2022
The Company:
Article 25 - Installment of corporate income tax	211	190
Article 29 - Corporate income tax	455	575
Subsidiaries:
Article 25 - Installment of corporate income tax	24	260
Article 29 - Corporate income tax	919	1,782
Total	1,609	2,807

Schedule of other tax liabilities

	2021	2022
The Company:
Income taxes
Article 4(2) - Final tax	53	50
Article 21 - Individual income tax	97	79
Article 22 - Withholding tax on goods delivery and imports	8	7
Article 23 - Withholding tax on services	47	48
Article 26 - Withholding tax on non-resident income	3	5
VAT	505	244
VAT - Tax collector	409	286
Sub-total	1,122	719

Subsidiaries:
Income taxes
Article 4(2) - Final tax	214	287
Article 21 - Individual income tax	151	206
Article 22 - Withholding tax on goods delivery and imports	3	5
Article 23 - Withholding tax on services	65	68
Article 26 - Withholding tax on non-resident income	14	262
VAT	745	493
VAT - Tax collector	—	525
Sub-total	1,192	1,846
Total	2,314	2,565

Schedule of components of consolidated income tax expense (benefit)

	2020	2021	2022
Current
The Company	1,976	2,236	2,134
Subsidiaries	7,822	7,320	7,125
Sub-total	9,798	9,556	9,259
Deferred
The Company	8	(614)	(102)
Subsidiaries	(549)	698	(447)
Sub-total	(541)	84	(549)
Net income tax expense	9,257	9,640	8,710

Schedule of net income tax expense

	2020	2021	2022
Estimated taxable income of the Company	10,140	11,593	11,039
Corporate Income Tax:
Current corporate income tax expense:
The Company	1,927	2,202	2,098
Subsidiaries	7,819	7,318	7,125
Current income tax expense of previous year:
The Company	1	—	—
Final tax expense
The Company	48	34	36
Subsidiaries	3	2	—
Total income tax expense - current	9,798	9,556	9,259

Income tax expense (benefit) - deferred effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	179	(134)	25
Contract Cost	(45)	(17)	(24)
Leases	(3)	(1)	(1)
Realization of accrual of expenses and inventory write-off (provision for inventory obsolescence)	3	—	(13)
Amortization of (addition to) deferred installation fee	(28)	(64)	(20)
Allowance for expected credit losses	(48)	(71)	10
Provision for employee benefits	(48)	(111)	96
Valuation of long-term investment	(11)	—	—
Amortization of intangible assets, land rights and others	(4)	1	(1)
Depreciation and gain on disposal or sale of property and equipment	13	(217)	(174)
Net	8	(614)	(102)
Telkomsel
Fair value measurement of other financial instruments	—	549	(542)
Leases	29	(84)	58
Allowance for expected credit losses	(384)	103	35
Amortization of license	(27)	28	(6)
Net-periodic post-retirement health care benefit costs	0	—	—
Provision for employee benefits	84	(128)	(33)
Contract liabilities	9	(9)	—
Contract cost	(27)	27	—
Other financial instruments	65	1	234
Depreciation and gain on disposal or sale of property and equipment	(324)	100	(178)
Net	(575)	587	(432)
Subsidiaries - other - net	26	111	(15)
Net income tax benefit - deferred	(541)	84	(549)
Income tax expense - net	9,257	9,640	8,710

Schedule of reconciliation of income tax expense

	2020	2021	2022
Profit before income tax consolidation	39,147	43,739	36,430
Less consolidated income subject to final tax - net	(1,675)	(2,378)	(5,807)
	37,472	41,361	30,623
Income tax expense calculated at the Company’s applicable statutory tax rate	7,120	7,859	5,818
Difference in applicable statutory tax rate for subsidiaries	898	1,067	699
Non-deductible expenses	370	(24)	1,994
Final income tax expense	51	36	36
Deferred tax adjustment	210	(230)	(508)
Unrecognized deferred tax	201	17	(61)
Others	407	915	732
Net income tax expense	9,257	9,640	8,710

Schedule of deferred tax assets and liabilities

	Deferred tax asset and liabilities		(Charged) credited to
	in financial position		profit or loss
	2021	2022	2021	2022
The Company
Allowance for expected credit losses	895	885	71	(10)
Net periodic pension and other
post-employment benefit costs	1,110	981	134	(25)
Difference between accounting and tax bases of property and equipment	631	805	217	174
Provision for employee benefits	389	293	111	(96)
Deferred installation fee	184	204	64	20
Land rights, intangible assets and others	22	23	(1)	1
Accrued expenses and provision for inventory obsolescence	72	85	—	13
Leases	(4)	(3)	1	1
Capitalization of contract cost	(72)	(48)	17	24
Total deferred tax assets	3,227	3,225	614	102

Telkomsel
Provision for employee benefits	1,228	1,220	128	33
Allowance for expected credit losses	179	144	(103)	(35)
Other financial instruments	384	177	9	(207)
Fair value measurement of financial instruments	(549)	(7)	(549)	542
Difference between accounting and tax bases of property and equipment	(333)	(155)	(100)	178
Leases	(725)	(774)	84	(58)
License amortization	(152)	(146)	(28)	6
Other financial instruments	(65)	(92)	(27)	(27)
Deferred tax assets (liabilities) of Telkomsel - net	(33)	367	(586)	432
Deferred tax assets of the other subsidiaries - net	597	777	146	171
Deferred tax liabilities of the other subsidiaries - net	(825)	(1,023)	(258)	(156)

Deferred tax expense (income)			(84)	549
Total deferred tax assets - net	3,824	4,369
Total deferred tax liabilities - net	(858)	(1,023)